Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2014	December 31, 2013
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$7,085	$8,900
Non-owner occupied	48,554	43,489
Total one-to-four family residential	55,639	52,389

Multi-family (five or more) residential	10,132	6,023
Commercial real estate	35,523	25,863
Commercial lines of credit	1,623	1,880
Construction	14,303	16,038
Home equity	6,961	5,682
Total real estate loans	124,181	107,875

Commercial business	749	186
Other consumer	41	47
Total Loans	124,971	108,108

Deferred loan fees and costs	(492)	(280)
Allowance for loan losses	(1,148)	(941)

Net Loans	$123,331	$106,887

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2014
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$6,132	$116	$837	$--	$7,085
One-to-four family residential non-owner occupied	46,971	38	1,317	228	48,554
Multi-family residential	10,065	--	67	--	10,132
Commercial real estate and lines of credit	35,984	293	537	332	37,146
Construction	14,303	--	--	--	14,303
Home equity	6,654	172	90	45	6,961
Commercial business and other consumer	790	--	--	--	790
	$120,899	$619	$2,848	$605	$124,971
	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$7,308	$1,136	$153	$303	$8,900
One-to-four family residential non-owner occupied	41,586	800	1,103	--	43,489
Multi-family residential	5,948	75	--	--	6,023
Commercial real estate and lines of credit	26,673	397	673	--	27,743
Construction	16,038	--	--	--	16,038
Home equity	5,391	166	125	--	5,682
Commercial business and other consumer	233	--	--	--	233
	$103,177	$2,574	$2,054	$303	$108,108

Impaired Financing Receivables [Table Text Block]
	December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$837	$837	$--	$839	$15
One-to-four family residential non-owner occupied	1,317	1,333	--	1,341	39
Multi-family residential	67	72	--	74	--
Commercial real estate and lines of credit	537	537	--	542	17
Construction	--	--	--	--	--
Home equity	90	90	--	93	7
Commercial business and other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	228	231	29	231	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	332	332	29	331	10
Construction	--	--	--	--	--
Home equity	45	45	8	46	--
Commercial business and other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$837	$837	$--	$839	$15
One-to-four family residential non-owner occupied	1,545	1,564	29	1,572	39
Multi-family residential	67	72	--	74	--
Commercial real estate and lines of credit	869	869	29	873	27
Construction	--	--	--	--	--
Home equity	135	135	8	139	7
Commercial business and other consumer	--	--	--	--	--
Total	$3,453	$3,477	$66	$3,497	$88
	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$456	$456	$--	$428	$15
One-to-four family residential non-owner occupied	1,103	1,114	--	1,107	77
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	362	368	--	365	--
Construction	--	--	--	--	--
Home equity	125	126	--	124	9
Commercial business and other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	311	311	21	313	26
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business and other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$456	$456	$--	$428	$15
One-to-four family residential non-owner occupied	1,103	1,114	--	1,107	77
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	673	679	21	678	26
Construction	--	--	--	--	--
Home equity	125	126	--	124	9
Commercial business and other consumer	--	--	--	--	--
Total	$2,357	$2,375	$21	$2,337	$127

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2014
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	7	728	155	573	10
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	1	133	--	133	7
Construction	--	--	--	--	--
Home equity	3	90	--	90	--
Commercial business and other consumer	--	--	--	--	--
Total	11	$951	$155	$796	$17
	December 31, 2013
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	2	$153	$--	$153	$--
One-to-four family residential non-owner occupied	7	733	151	582	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	1	113	113	--	--
Construction	--	--	--	--	--
Home equity	3	95	--	95	--
Commercial business and other consumer	--	--	--	--	--
Total	13	$1,094	$264	$830	$--

Contractual Aging of Troubled Debt Restructurings [Table Text Block]
	December 31, 2014
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	358	215	--	155	728
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	90	--	--	--	90
Commercial business and other consumer	--	--	--	--	--
Total	$581	$215	$--	$155	$951
	December 31, 2013
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$153	$--	$--	$--	$153
One-to-four family residential non-owner occupied	485	97	--	151	733
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	--	--	--	113	113
Construction	--	--	--	--	--
Home equity	95	--	--	--	95
Commercial business and other consumer	--	--	--	--	--
Total	$733	$97	$--	$264	$1,094

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31, 2014
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$59	$424	$36	$199	$96	$50	$2	$75	$941
Charge-offs	(57)	--	--	(133)	--	--	--	--	(190)
Recoveries	--	--	--	3	--	--	--	--	3
Provision	73	(6)	24	255	26	(4)	5	21	394
Ending balance	$75	$418	$60	$324	$122	$46	$7	$96	$1,148

Ending balance evaluated for impairment
Individually	$--	$29	$--	$29	$--	$8	$--	$--	$66

Collectively	$75	$389	$60	$295	$122	$38	$7	$96	$1,082

Loans receivable:
Ending balance	$7,085	$48,554	$10,132	$37,146	$14,303	$6,961	$790	$--	$124,971

Ending balance evaluated for impairment
Individually	$837	$1,545	$67	$869	$--	$135	$--	$--	$3,452

Collectively	$6,248	$47,009	$10,065	$36,277	$14,303	$6,826	$790	$--	$121,519
	December 31, 2013
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$77	$368	$20	$219	$63	$68	$1	$44	$860
Charge-offs	(15)	(75)	--	--	--	(69)	--	--	(159)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(3)	131	16	(20)	33	51	1	31	240
Ending balance	$59	$424	$36	$199	$96	$50	$2	$75	$941

Ending balance evaluated for impairment:
Individually	$--	$--	$--	$21	$--	$--	$--	$--	$21

Collectively	$59	$424	$36	$178	$96	$50	$2	$75	$920

Loans receivable:
Ending balance	$8,900	$43,489	$6,023	$27,743	$16,038	$5,682	$233	$--	$108,108

Ending balance evaluatedfor impairment
Individually	$456	$1,103	$--	$673	$--	$125	$--	$--	$2,357

Collectively	$8,444	$42,386	$6,023	$27,070	$16,038	$5,557	$233	$--	$105,751

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31, 2014	December 31, 2013
One-to-four family residential owner occupied	$588	$303
One-to-four family residential non-owner occupied	836	378
Multi-family residential	67	--
Commercial real estate and lines of credit	489	474
Construction	--	--
Home equity	45	30
Commercial business and other consumer	--	--
	$2,025	$1,185

Past Due Financing Receivables [Table Text Block]
	December 31, 2014
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$589	$837	$1,426	$5,659	$7,085	$249
One-to-four family residential non-owner occupied	735	972	1,707	46,847	48,554	136
Multi-family residential	--	67	67	10,065	10,132	--
Commercial real estate and lines of credit	1,051	910	1,961	35,185	37,146	421
Construction	107	--	107	14,196	14,303	--
Home equity	99	45	144	6,817	6,961	--
Commercial business and other consumer	--	--	--	790	790	--
	$2,581	$2,831	$5,412	$119,559	$124,971	$806
	December 31, 2013
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,916	$559	$2,475	$6,425	$8,900	$256
One-to-four family residential non-owner occupied	884	575	1,459	42,030	43,489	197
Multi-family residential	--	75	75	5,948	6,023	75
Commercial real estate and lines of credit	322	674	996	26,747	27,743	200
Construction	334	--	334	15,704	16,038	--
Home equity	168	30	198	5,484	5,682	--
Commercial business and other consumer	--	--	--	233	233	--
	$3,624	$1,913	$5,537	$102,571	$108,108	$728